PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

	December 31,
	2022	2021
Cost:
Computers and peripheral equipment	$78.1	$66.8
Office furniture and equipment	7.8	7.4
Building	78.7	78.5
Leasehold improvements	30.9	28.5

	195.5	181.2
Accumulated depreciation	112.7	97.8

Property and equipment, net	$82.8	$83.4